Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Affordable Housing Projects [Abstract]
Investments in qualified affordable housing projects included in other assets	$ 5,154,000	$ 4,276,000
Unfunded commitments related to the investments in qualified affordable housing projects	5,417,000	4,922,000
Recognized amortization expense	570,000	473,000	$ 354,000
Recognized tax credits and other benefits from its investments in affordable housing tax credits	995,000	903,000	686,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0	$ 0